Other income	12 Months Ended
Mar. 31, 2026
Other Income Expense [Abstract]
Other income
29.
Other income

	For the year ended March 31,
	2024	2025	2026	2026
	(INR)	(INR)	(INR)	(USD)
Government grant
- generation based incentive	1,911	1,395	1,141	12
- others	11	11	310	3
Compensation for loss of revenue	221	294	16	0
Gain on sale of property, plant and equipment and ROU assets	1	4	61	1
Insurance claim	758	907	1,225	13
Gain on disposal of subsidiaries (net) (refer Note 36)	3,659	3,088	3,542	38
Excess provisions written back	89	—	352	4
Reversal of impairment allowances of financial asset	—	—	763	8
Gain on acquisition of 3E NV *	—	—	2,383	25
Miscellaneous income	569	581	645	7
Fair value change of mutual fund (including realised gain)	90	103	634	7
Total	7,309	6,383	11,072	118

* Includes gain on foreign currency translation reserve recycled of INR 428. Also refer Note 52.